Commitments And Guarantees	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Commitments And Guarantees [Text Block]	Note 8 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties as at June 30, 2011.	Note 10 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties as at December 31, 2010.	Note 7 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties during the period ended December 31, 2009.	Note 7 – Commitments and Guarantees The Company did not enter into any commitments nor did it become a guarantor to any parties during the fiscal year ended December 31, 2009.